Private Placement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Private Placement (Details) [Line Items]
Price per warrant (in Dollars per share)	$ 1	$ 1
Additional aggregate public offering units	337,500	337,500
Private Placement Warrant [Member]
Private Placement (Details) [Line Items]
Aggregate public offering amount		3,750,000
Price per warrant (in Dollars per share)		$ 1
Additional aggregate public offering units		2,625,000
Private Placement Warrant [Member]
Private Placement (Details) [Line Items]
Aggregate public offering amount	3,750,000	3,750,000
Price per warrant (in Dollars per share)	$ 1
Additional aggregate public offering units	2,625,000
Sponsor [Member]
Private Placement (Details) [Line Items]
Aggregate public offering amount	1,125,000	1,125,000
Imperial and I-Bankers [Member]
Private Placement (Details) [Line Items]
Aggregate public offering amount (in Dollars)	$ 3,750,000
Underwriters over-allotment exercised (in Dollars)	$ 337,500
Imperial and I-Bankers [Member]
Private Placement (Details) [Line Items]
Aggregate public offering amount		3,750,000
Underwriters over-allotment exercised		337,500